Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iShares iBonds Dec 2031 Term Treasury ETF | iShares iBonds Dec 2031 Term Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	7.96%	0.23%	3.71%	(15.59%)